**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

12028466

NYSE EURONEXT

CERT NYS

001-32874

Received SEC

DEC 06 2012

Washington, DC 20549

December 6, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COMCAST CABLE COMMUNICATIONS, LLC, (Guarantor), COMCAST CABLE HOLDINGS, LLC (Guarantor), COMCAST MO GROUP, INC. (Guarantor), COMCAST MO OF DELAWARE, LLC (Guarantor), COMCAST CORPORATION (Issuer), 5.00% Notes Due 2061, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 3, 2012. Tentative listing date – December 10, 2012.

Sincerely,

[signature]

emecabe@nyx.com
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